Cover	May 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	ROOT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39658
Entity Tax Identification Number	84-2717903
Entity Address, Address Line One	80 E. Rich Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	866
Local Phone Number	980-9431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ROOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001788882
Amendment Flag	false